Baker 401(k) Plan	12 Months Ended
Dec. 31, 2011
Baker 401(k) Plan/Multiemployer Pension Plans [Abstract]
BAKER 401(k) PLAN
17.	BAKER 401(k) PLAN

The Company maintains a defined contribution retirement program through its 401(k) Plan, in which substantially all employees are eligible to participate. The 401(k) Plan offers participants several investment options, including a variety of mutual funds and Company stock. Contributions to the 401(k) Plan are derived from a 401(k) Salary Redirection Program with a Company matching contribution, and a discretionary contribution as determined by the Board of Directors. Under the 401(k) Salary Redirection Program, the Company matches up to 100% of the first 3% and 50% of the next 3% of eligible salary contributed, thereby providing the opportunity for a Company match of as much as 4.5% of eligible salary contributed. On May 16, 2011 and in conjunction with the Company’s cost reduction program, the Company put into place an initiative that reduced a portion of the employer match for the 401(k) plan for the remainder of 2011 only. The Company’s matching contributions are invested not less than 25% in its Common Stock (purchased through open market transactions), with the remaining 75% being available to invest in mutual funds or its Common Stock, as directed by the participants. The Company’s required cash contributions under this program amounted to $5,823,000, $5,999,000, and $6,065,000 in 2011, 2010, and 2009, respectively, for continuing operations. The Company’s required cash contributions under this program amounted to $1,010,000 in 2009, for discontinued operations.

As of December 31, 2011, the market value of all 401(k) Plan investments was $261 million, of which 7% represented the market value of the 401(k) Plan’s investment in the Company’s Common Stock. The Company’s 401(k) Plan held 10% of both the shares and voting power of its outstanding Common Stock as of December 31, 2011. Each participant who has shares of the Company’s Common Stock allocated to their account will have the authority to direct the Trustee with respect to the vote and all non-directed shares will be voted in the same proportion as the directed shares.

The employees of LPA remained in the legacy LPA 401(k) plan until December 31, 2010 and were transitioned to the Company’s 401(k) Plan effective January 1, 2011. As of December 31, 2010, the Company had an accrual related to the LPA 401(k) plan of $0.5 million, which was funded in 2011.

The employees of JMA were transitioned to the Company’s 401(k) Plan effective September 1, 2011.

As of December 31, 2011, the employees of RBF remained on the legacy RBF 401(k) Plan and will be transitioned to the Company’s 401(k) Plan during 2012. As of December 31, 2011, the Company had an accrual related to the RBF 401(k) Plan of $0.4 million and the market value of all RBF 401(k) Plan investments was $88.4 million.